Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue)
28th Floor
New York, NY 10019

January 31, 2020

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)

File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Direxion MSCI USA ESG - Leaders vs. Laggards ETF, Direxion S&P 500® High minus Low Quality ETF, and the Direxion Flight to Safety Strategy ETF that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated January 27, 2020, filed electronically as Post-Effective Amendment No. 256 to the Trust’s Registration Statement on Form N-1A on January 27, 2020.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates LLP at (202) 778-9475.

Sincerely,

/s/ Angela Brickl

Angela Brickl

Secretary

Rafferty Asset Management, LLC